Goodwill and intangible assets - Intangible asset assumptions (Details)	Dec. 31, 2022	Dec. 31, 2021
Surgical
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate	3.00%	3.00%
Discount rate (post-tax)	9.00%	7.00%
Vision Care
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate	3.00%	3.00%
Discount rate (post-tax)	8.75%	6.50%